Other Operating Income	12 Months Ended
Dec. 31, 2024
Other operating income [Abstract]
Other Operating Income	16. Other Operating Income

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Research and development incentives	$46,106	$27,815	$19,502
Payroll tax rebates	11,855	11,925	8,576
Grants	13	2,538	2,186
Change in fair value on non-current financial assets	3,834	–	4,256
Total other operating income	$61,808	$42,278	$34,520
16.1 Research and development incentives
The Company has accounted for tax incentives following a research and development tax incentive scheme in Belgium according to which the incentive will be refunded after a 5 years period, if not offset against the current tax payable over the period.
16.2 Payroll tax rebates
The Company accounted for payroll tax rebates as a reduction in withholding income taxes for its highly qualified personnel employed in its research and development department.